Summarized Nonvested Shares Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of Shares
Beginning Balance	635,250
Granted	800,000
Vested	(482,125)
Forfeited	(294,000)
Ending Balance	659,125
Non vested stock vested and expected to vest	$ 461,387
Weighted average grant date fair value
Beginning Balance	$ 4.86
Granted	$ 2.60
Vested	$ 3.68
Forfeited	$ 4.81
Ending Balance	$ 3.01
Non vested stock vested and expected to vest	$ 3.01
Aggregate instrinsic value
Nonvested stock	1,411,000	1,999,000
Nonvested stock vested and expected to vest	$ 987,000